Income Taxes - Schedule of Provision for Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current expense									$ 69,612	$ 62,468	$ 44,125
Deferred benefit									(24,955)	(35,943)	(7,527)
Tax credits									(12,012)	(11,690)	(8,756)
Tax benefits attributable to items charged to equity and goodwill									2,105	1,034	654
Total income tax expense	$ 9,939	$ 11,897	$ 4,750	$ 8,163	$ 9,175	$ 7,357	$ 4,213	$ (4,876)	$ 34,750	$ 15,869	$ 28,496